BROKERAGE RECEIVABLES AND BROKERAGE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2015
Brokers and Dealers [Abstract]
Brokerage receivables and Brokerage payables
Brokerage receivables and Brokerage payables consisted of the following:

	December 31,
In millions of dollars	2015	2014
Receivables from customers	$10,435	$10,380
Receivables from brokers, dealers, and clearing organizations	17,248	18,039
Total brokerage receivables(1)	$27,683	$28,419
Payables to customers	$35,653	$33,984
Payables to brokers, dealers, and clearing organizations	18,069	18,196
Total brokerage payables(1)	$53,722	$52,180

(1)	Brokerage receivables and payables are accounted for in accordance with the AICPA Audit and Accounting Guide for Brokers and Dealers in Securities as codified in ASC 940-320.